Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net loss	$ (3,698,144)	$ (474,585)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(2,455,873)	(4,680)
Unrealized loss on fair value changes of over-allotment option liability		22,500
Deferred tax provision	119,186
Changes in operating assets and liabilities:
Prepaid expenses	216,477	(223,144)
Accounts payable and accrued expenses	4,276,024	151,626
Interest payable	7,363
Income taxes payable	312,446
Net cash used in operating activities	(1,222,521)	(528,283)
Cash flows from investing activities
Principal deposited in Trust Account	(1,725,000)	(174,225,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	619,968
Net cash used in investing activities	(1,105,032)	(174,225,000)
Cash flows from financing activities
Proceeds from Initial Public Offering, net of underwriters’ fees		169,050,000
Proceeds from private placement		6,675,000
Proceeds from issuance of promissory note to related party		225,000
Repayment of promissory note to related party		(329,317)
Proceeds from note payable-related party	1,950,000
Payment of deferred offering costs		(373,002)
Net cash provided by financing activities	1,950,000	175,247,681
Net change in cash	(377,553)	494,398
Cash, beginning of the period	505,518	11,120
Cash, end of the period	127,965	505,518
Supplemental disclosure of noncash investing and financing activities:
Deferred financing costs included in accounts payable and accrued expenses	511,760
Deferred underwriting commissions charged to additional paid in capital	(1,725,000)	6,037,500
Remeasurement adjustment of Class A common stock subject to possible redemption	3,353,871	30,972,951
Reclassification of over-allotment option from liability to equity		$ 180,000